LOSS PER SHARE	12 Months Ended
Dec. 31, 2020
LOSS PER SHARE
LOSS PER SHARE

19.  LOSS PER SHARE

Basic and diluted loss per share for the period/year presented were calculated as follows:

	For the year ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Numerator:
Net loss	(1,619,152)	(3,160,507)	(5,602,990)	(858,699)
Add: accretion to redemption value of convertible redeemable preferred shares	(1,571,182)	(552,036)	—	—
Add: deemed distribution to a certain holder of Series B convertible redeemable preferred shares	—	(2,127)	—	—
Less: Net loss attributable to non-controlling interests	—	(2,074)	(13,885)	(2,128)
Net loss attributable to the Company’s ordinary shareholders and angel shareholders	(3,190,334)	(3,712,596)	(5,589,105)	(856,571)

Denominator:
Weighted average number of shares outstanding used in calculating basic and diluted loss per share	739,037,500	1,609,200,055	2,021,919,061	2,021,919,061

Basic and diluted loss per share:	(4.32)	(2.31)	(2.76)	(0.42)

The effects of all Preferred Shares  and share-based awards in the number of 817,031, 19,753,888 and nil were excluded from the calculation of diluted loss per share as their effects would be anti-dilutive for the years ended December 31, 2018, 2019 and 2020. 1-to-500 share split concurrent with the completion of IPO in May 2019 was accounted for on a retrospective basis for the calculation of basic and diluted loss per share as if they were completed at the inception of the Company.

Basic and diluted loss per share are not reported separately for different classes of ordinary shares as each class of shares had the same rights to profits and losses.